Related Party Transactions (Details) - Schedule of classified within profit and loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
VP Technology/VP Sales International [Member]
Related Party Transactions (Details) - Schedule of classified within profit and loss [Line Items]
Selling and marketing expenses	$ 46	$ 84
Companies controlled by the CEO, CFO and Directors [Member]
Related Party Transactions (Details) - Schedule of classified within profit and loss [Line Items]
General and administrative expense	$ 239	$ 408